Offerings	Dec. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	820,000
Proposed Maximum Offering Price per Unit	39.70
Maximum Aggregate Offering Price	$ 32,554,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,495.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Winnebago Industries, Inc. Amended and Restated 2019 Omnibus Incentive Plan (as amended and restated, the 2019 Plan) and the Winnebago Industries, Inc. Amended and Restated Employee Stock Purchase Plan (as amended and restated, the ESPP) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	39.70
Maximum Aggregate Offering Price	$ 7,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,096.52
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Winnebago Industries, Inc. Amended and Restated 2019 Omnibus Incentive Plan (as amended and restated, the 2019 Plan) and the Winnebago Industries, Inc. Amended and Restated Employee Stock Purchase Plan (as amended and restated, the ESPP) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock.